SCHEDULE 1 - PARENT ONLY FINANCIAL INFORMATION - Additional Information (Detail) - Parent Company	Dec. 31, 2022	Sep. 30, 2021
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of voting rights held by equity holders pre combination		54.00%
Restricted Investments, Percent of Net Assets	25.00%
Corp Merger Sub
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage		100.00%